Investments (Components Of Investments) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Equity investment in unconsolidated joint venture		$ 118,783	$ 114,711
Other investments at cost		6	6
Undistributed earnings of investments		$ 38,400	$ 34,400
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment, ownership percentage		50.00%	50.00%
AerDragon [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment in unconsolidated joint venture	[1]	$ 60,124	$ 55,430
Equity investment, ownership percentage	[1]	17.00%
AerLift [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment in unconsolidated joint venture		$ 45,087	47,352
Equity investment, ownership percentage		39.00%
ACSAL [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment in unconsolidated joint venture	[1]	$ 13,566	$ 11,923
Equity investment, ownership percentage	[1]	19.00%

[1]	AerDragon and ACSAL are VIEs for which we are not the PB but do have significant influence. Therefore, they are accounted for under the equity method.